S000064903 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
iShares MSCI Japan Value ETF | iShares MSCI Japan Value ETF
Prospectus [Line Items]
Annual Return [Percent]	11.77%	23.05%	(5.68%)	6.16%	0.89%